SCHEDULE OF CHANGES IN CARRYING AMOUNT OF GOODWILL (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2020	$ 620,921
Adjustments
Balance as of March 31, 2021	620,921
Production Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2020	443,457
Adjustments
Balance as of March 31, 2021	443,457
Drilling and Evaluation Services [Member]
Indefinite-lived Intangible Assets [Line Items]
Balance as of December 31, 2020	177,464
Adjustments
Balance as of March 31, 2021	$ 177,464